Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives and Residual Value (Details)	Dec. 31, 2025
Office equipment and furniture [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Residual value	5.00%
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Estimated useful lives	2 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Residual value	5.00%
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Estimated useful lives	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives and Residual Value [Line Items]
Estimated useful lives	4 years